BORROWINGS - Particulars of secured long-term loans and borrowings (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Secured long-term loans and borrowings
Financial covenants, fails to repay any financial indebtedness in an aggregate amount	¥ 50,000
The Company and GDS Investment | Project Loan Facilities
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%
Management Holdco | Project Loan Facilities
Secured long-term loans and borrowings
Early repayment requirement, cease control of certain affiliate, percentage	100.00%
GDS Beijing, GDS Suzhou, and Relevant Borrowing Subsidiaries | Project Loan Facilities
Secured long-term loans and borrowings
Early repayment if cease to own and control percentage of the equity interest in the borrowing subsidiaries	100.00%